Condensed Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (755,453)	$ (214,449)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	15,581	3,117
Reduction in the carrying amount of ROU assets	25,424	14,109
Accretion of discount on short-term investments	0	(143)
Loss on disposal of equipment	3,338	0
Stock based compensation	220,058	16,880
Non-cash severance	7,873	0
Change in deferred tax asset valuation allowance	(4,504)	0
Change in fair value of derivative liabilities	20,116	0
Transaction costs associated with warrants	4,516	0
Other	3,836	0
Changes in operating assets and liabilities:
Contract asset	(32,538)	0
Prepaid expenses and other current assets	(9,901)	(11,692)
Other assets	(5,566)	(14,038)
Accounts payable	444	2,189
Accrued expenses and other current and non-current liabilities	(35,845)	13,674
Operating lease liability	(20,667)	(1,526)
Net cash used in operating activities	(563,288)	(191,879)
Cash Flows from Investing Activities:
Purchases of property and equipment	(48,054)	(6,689)
Proceeds from sale of property and equipment	3,500	0
Net cash acquired in acquisitions	294,439	0
Purchase of short-term investments	0	(120,022)
Maturities of short-term investments	0	470,000
Net cash provided by investing activities	249,885	343,289
Cash Flows from Financing Activities:
Proceeds from early exercised stock options	0	79
Payments to repurchase unvested early exercised stock options	0	(763)
Payments to repurchase series B preferred stock	0	(532)
Proceeds from issuance of common stock	7,999	2,662
Proceeds from issuance of Series U-2 preferred stock, net	397,862	0
Proceeds from the reverse recapitalization, net of transaction costs	1,133,961	0
Net cash provided by financing activities	1,539,822	1,446
Net increase in cash, cash equivalents, and restricted cash	1,226,419	152,856
Cash, cash equivalents, and restricted cash at beginning of the period	399,828	246,972
Cash, cash equivalents, and restricted cash at end of the period	$ 1,626,247	$ 399,828